Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Plan accounts for the fair value of its assets and liabilities using the fair value hierarchy established by the Financial Accounting Standards Board Accounting Standard Codification 820, Fair Value Measurement, which defines three levels of inputs that may be used to measure fair value, as follows:
•    Level 1: inputs which include quoted prices in active markets for identical assets or liabilities;
•    Level 2: inputs which include observable inputs other than Level 1 inputs, such as quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability; and
•    Level 3: inputs which include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the underlying asset or liability
The Plan has classified the inputs used to measure the fair values of the Williams-Sonoma, Inc. Stock Fund, Schwab Personal Choice Retirement Account and mutual funds as Level 1. The Williams-Sonoma, Inc. Stock Fund is a unitized fund which invests in Williams-Sonoma, Inc. common stock (valued at the closing price as reported on the New York Stock Exchange) in addition to short-term investments primarily being interest-bearing cash (valued at fair value based on their outstanding balances) which provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying common stock and cash held by the fund, divided by the number of units outstanding. Therefore, the NAV of the fund, or “unit price”, will be slightly different from the closing price as reported on the active market. The individual assets of the stock fund are considered separately as individual investments for accounting, auditing, and financial statement reporting purposes. The Schwab Personal Choice Retirement Account is a self-directed brokerage account comprised of interest-bearing cash, common stock, mutual funds, exchange-traded funds and unit investment trusts, all of which are valued at the closing price reported in the active market in which the securities are traded. Mutual funds are valued at the daily closing price as reported by the fund, which represents the NAV of shares held by the Plan. These funds are required to publish their daily NAV and to transact at that price, and are deemed to be actively traded.
Common collective trust funds are measured using the NAV provided by the trustee as a practical expedient, and are therefore not classified within the fair value hierarchy. NAV is based on the value of the fund's underlying assets less liabilities. This practical expedient is not used when it is deemed probable that the fund will sell the investment for an amount different than the reported NAV. If the Plan initiates a withdrawal of more than 20% of the Metropolitan West Total Return Bond Fund CL Z1, the issuer reserves the right to require 5 days notification to facilitate orderly liquidation of securities.
Stable value funds, collective trust funds that are composed primarily of fully benefit-responsive investment contracts, are valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner.
The following table is presented by level within the fair value hierarchy and provides a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024. Significant transfers between levels within the fair value hierarchy are recognized as they occur. During 2025 and 2024, there were no transfers between Level 1, 2 or 3 categories.
Investments measured at fair value as of December 31, 2025 and December 31, 2024 were:

	Pricing Category	2025	2024
Williams-Sonoma, Inc. Stock Fund	Level 1	$198,071,076	$216,879,923
Mutual funds	Level 1	190,624,336	159,072,003
Schwab Personal Choice Retirement Account	Level 1	17,320,930	14,283,226
Total investments classified within the fair value hierarchy		406,016,342	390,235,152
Investments measured at net asset value[1]		462,333,487	394,391,463
Total investments measured at fair value		$868,349,829	$784,626,615

1 These investments are measured at fair value using net asset value (or its equivalent) as a practical expedient, and are therefore not classified within the fair value hierarchy. They are included in the table above to provide a reconciliation of total investments to the Statements of Net Assets Available for Benefits.